Other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of other receivables
	December 31, 2021	December 31, 2020
R&D tax credit receivable	470,958	—
Receivable from share issuance	255,187	—
Advance payments to suppliers	—	479
Value added tax receivable	168,851	38,337
Withholding tax receivable	7,336	6,087
Deposit credit cards	—	10,040
Other	15,501	25,918
Total other receivables	917,833	80,861